EMPLOYEE BENEFITS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Retirement Benefits [Abstract]
Employee benefit expenses	$ 181,092	¥ 1,289,194	¥ 1,253,553	¥ 1,099,419